Employee benefit obligations - Schedule of Present Value Defined Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr 8.6	SFr 2.2
Actuarial (losses)/gains from
Employee benefit obligations at December 31	5.5	8.6
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	52.9	35.3
Current service cost	8.6	5.3
Contributions by the employees	5.5	4.3
Interest expenses	0.5	0.5
Past service cost	(0.3)	0.0
Benefits paid	1.7	2.8
Actuarial (losses)/gains from
changes in financial assumptions	(4.2)	2.5
changes in experience adjustments	0.7	2.1
Employee benefit obligations at December 31	SFr 65.4	SFr 52.9